Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004015
Shareholder Report [Line Items]
Fund Name	Emerging Markets Stock Fund
Class Name	Investor Class
Trading Symbol	PRMSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - Investor Class	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
AssetsNet	$ 4,953,171,000
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,953,171
Number of Portfolio Holdings	92

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Information Technology	21.2
Consumer Discretionary	15.5
Communication Services	11.7
Consumer Staples	9.7
Industrials & Business Services	9.1
Energy	1.9
Real Estate	1.7
Materials	1.6
Other	6.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	9.3%
Tencent Holdings	7.0
Samsung Electronics	3.8
Alibaba Group Holding	3.5
Kotak Mahindra Bank	2.7
Yum China Holdings	2.6
ICICI Bank	2.4
Reliance Industries	1.9
SK Hynix	1.8
MediaTek	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159129
Shareholder Report [Line Items]
Fund Name	Emerging Markets Stock Fund
Class Name	I Class
Trading Symbol	PRZIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - I Class	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
AssetsNet	$ 4,953,171,000
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,953,171
Number of Portfolio Holdings	92

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Information Technology	21.2
Consumer Discretionary	15.5
Communication Services	11.7
Consumer Staples	9.7
Industrials & Business Services	9.1
Energy	1.9
Real Estate	1.7
Materials	1.6
Other	6.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	9.3%
Tencent Holdings	7.0
Samsung Electronics	3.8
Alibaba Group Holding	3.5
Kotak Mahindra Bank	2.7
Yum China Holdings	2.6
ICICI Bank	2.4
Reliance Industries	1.9
SK Hynix	1.8
MediaTek	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219337
Shareholder Report [Line Items]
Fund Name	Emerging Markets Stock Fund
Class Name	Z Class
Trading Symbol	TRGZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 4,953,171,000
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,953,171
Number of Portfolio Holdings	92

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Information Technology	21.2
Consumer Discretionary	15.5
Communication Services	11.7
Consumer Staples	9.7
Industrials & Business Services	9.1
Energy	1.9
Real Estate	1.7
Materials	1.6
Other	6.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	9.3%
Tencent Holdings	7.0
Samsung Electronics	3.8
Alibaba Group Holding	3.5
Kotak Mahindra Bank	2.7
Yum China Holdings	2.6
ICICI Bank	2.4
Reliance Industries	1.9
SK Hynix	1.8
MediaTek	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless